Acquisitions and License Agreements (Schedule of Intangible Assets Acquired) (Details) (Specialty Pharmaceuticals, CNS Therapeutics, Inc., USD $) In Millions, unless otherwise specified	0 Months Ended
Oct. 01, 2012
Intangible Assets Acquired as Part of Business Combination [Line Items]
Intangible assets	$ 91.9
In-process research and development
Intangible Assets Acquired as Part of Business Combination [Line Items]
Indefinite lived intangible assets acquired	18.6
Completed Technology
Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortizable intangible assets acquired	73.1
Intangible assets acquired, weighted-average useful life	13 years
Trademarks
Intangible Assets Acquired as Part of Business Combination [Line Items]
Amortizable intangible assets acquired	$ 0.2
Intangible assets acquired, weighted-average useful life	3 years